Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (229,776)	$ (31,479)	¥ (301,700)	¥ (328,221)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	134,367	134,367	121,494	114,695
Weighted-average number of ordinary shares outstanding, Diluted	134,367	134,367	121,494	114,695
Loss per share, Basic | (per share)	¥ (1.71)	$ (0.23)	¥ (2.48)	¥ (2.86)
Loss per share, Diluted | (per share)	¥ (1.71)	$ (0.23)	¥ (2.48)	¥ (2.86)
Common Class A [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (163,038)	$ (22,336)	¥ (204,787)	¥ (214,390)
Net loss attributable to ordinary shareholders	¥ (163,038)	$ (22,336)	¥ (204,787)	¥ (214,390)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	95,340,000	95,340,000	82,467,000	74,917,000
Weighted-average number of ordinary shares outstanding, Diluted	95,340,000	95,340,000	82,467,000	74,917,000
Loss per share, Basic | (per share)	¥ (1.71)	$ (0.23)	¥ (2.48)	¥ (2.86)
Loss per share, Diluted | (per share)	¥ (1.71)	$ (0.23)	¥ (2.48)	¥ (2.86)
Common Class B [Member]
Numerator:
Net loss attributable to EHang Holdings Limited	¥ (66,738)	$ (9,143)	¥ (96,913)	¥ (113,831)
Net loss attributable to ordinary shareholders	¥ (66,738)	$ (9,143)	¥ (96,913)	¥ (113,831)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted-average number of ordinary shares outstanding, Basic	39,027,000	39,027,000	39,027,000	39,778,000
Weighted-average number of ordinary shares outstanding, Diluted	39,027,000	39,027,000	39,027,000	39,778,000
Loss per share, Basic | (per share)	¥ (1.71)	$ (0.23)	¥ (2.48)	¥ (2.86)
Loss per share, Diluted | (per share)	¥ (1.71)	$ (0.23)	¥ (2.48)	¥ (2.86)